Reconciliation of profit/(loss) before taxation to headline operating profit	12 Months Ended
Dec. 31, 2022
Disclosure of reconciliation of profit before interest and taxation to headline PBIT [abstract]
Reconciliation of profit/(loss) before taxation to headline operating profit
31. Reconciliation of profit/(loss) before taxation to headline operating profit
Reconciliation of profit/(loss) before taxation to headline operating profit:

	2022	2021	2020
	£m	£m	£m
Profit/(loss) before taxation	1,159.8	950.8	(2,790.6)
Finance and investment income	145.4	69.4	82.7
Finance costs	(359.4)	(283.6)	(312.0)
Revaluation and retranslation of financial instruments	76.0	(87.8)	(147.2)
Profit/(loss) before interest and taxation	1,297.8	1,252.8	(2,414.1)
Earnings/(loss) from associates - after interest and tax	60.4	(23.8)	136.0
Operating profit	1,358.2	1,229.0	(2,278.1)
Goodwill impairment	37.9	1.8	2,822.9
Amortisation and impairment of acquired intangible assets	62.1	97.8	89.1
Investment and other impairment charges/(reversals)	48.0	(42.4)	296.2
Intangible asset impairment	29.0	—	—
Restructuring and transformation costs	203.7	145.5	80.7
Restructuring costs in relation to COVID-19	15.1	29.9	232.5
Property related costs	18.0	—	—
Losses/(gains) on disposal of investments and subsidiaries	36.3	10.6	(7.8)
Gains on remeasurement of equity interests arising from a change in scope of ownership	(66.5)	—	(0.6)
Litigation settlement	—	21.3	25.6
Headline operating profit	1,741.8	1,493.5	1,260.5
Headline operating profit is one of the metrics that management uses to assess the performance of the business. Reconciling items in the above table are components of operating profit/(loss), which are included in Note 3: Costs of services and general and administrative costs.